Taxation - Reconciliation Between Statutory Enterprise Income Tax Rate and Effective Tax Rate (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Taxes [Line Items]
Current income tax expense		¥ 169,299		¥ 831,675	¥ 594,149
Deferred tax assets, valuation allowance		13,038		6,756	4,429	¥ 6,662
Income tax expense applicable to China operations		¥ 202,640	$ 29,380	¥ 435,418	¥ 90,629
Changes in valuation allowance		0.60%	0.60%	0.10%	(0.30%)
PRC
Income Taxes [Line Items]
Preferential tax rate (as a percentage)	10.00%
PRC | Revision of Prior Period Correction
Income Taxes [Line Items]
Income tax expense applicable to China operations	¥ 16,200